Discontinued Operations of Adeona Clinical Laboratory and Note Receivable	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]

4.   Discontinued Operations of Adeona Clinical Laboratory and Note Receivable

On March 8, 2012, the Company sold all of its interest in Adeona Clinical Laboratory, LLC (the “Lab”) to Hartlab, LLC, an entity controlled by the Lab’s former owner. In connection with the sale of the Lab, the consideration received was (i) the immediate assignment of the Lab’s outstanding accounts receivable up through the date of closing, plus (ii) $700,000 payable pursuant to the terms of a two-year non-recourse promissory note bearing interest at 5.7% per annum secured by all of the assets of the Lab. The note and all unpaid interest are due on March 1, 2014.

In accordance with ASC Topic 205-20 “ Presentation of Financial Statements—Discontinued Operations ” (ASC 205-20), the Company determined that all the criteria had been met and classified the Lab as discontinued operations and its results of operations, financial position and cash flows are separately reported for all periods presented. The assets of the discontinued operations are presented separately under the caption “Assets of discontinued operations” in the accompanying Consolidated Balance Sheets at March 31, 2012, and December 31, 2011, and consist of the following (in thousands):

	March 31, 2012	December 31, 2011
Assets of discontinued operations:
Property and equipment, net	$-	$23
Total assets	$-	$23

The summarized statement of operations data for Adeona Clinical Laboratory for the three months ended March 31, 2012 and March 31, 2011 are as follows (in thousands):

	March 31,
	2012	2011
Laboratory fees, net	$115	$323

Operating Costs and Expenses:
General and administrative	27	35
Cost of laboratory services	116	251
Total operating costs and expenses	143	286
Income (loss) from discontinued operations	(28)	37

Other Income:
Gain on the sale of Adeona Clinical Laboratory	677	-

Net income from discontinued operations	$649	$37

3.	Discontinued Operations of Adeona Clinical Laboratory

On March 8, 2012, the Company sold all of its interest in Adeona Clinical Laboratory, LLC (the “Lab”) to Hartlab, LLC, an entity controlled by the Lab’s former owner. In connection with the sale of the Lab, the consideration received was (i) the immediate assignment of the Lab’s outstanding accounts receivable up through the date of closing, plus (ii) $700,000 payable pursuant to the terms of a two-year non-recourse promissory note secured by all of the assets of the Lab.

In accordance with ASC Topic 205-20 “Presentation of Financial Statements—Discontinued Operations” (ASC 205-20), the Company determined that the sale of the Lab should be classified as “held for sale” at December 31, 2011. In accordance with ACS 205-20 all of the following criteria must be met for an entity to be classified as “held for sale”:

•	Management, having the authority to approve the action, commits to a plan to sell the asset.
•	The asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets.
•	An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated.
•	The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a complete sale within one year.
•	The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

The Company determined that all the criteria had been met and has classified the Lab as discontinued operations and its results of operations, financial position and cash flows are separately reported for all periods presented. The assets and liabilities of the discontinued operations are presented separately under the captions “Assets of discontinued operations” and “Liabilities of discontinued operations,” respectively, in the accompanying Consolidated Balance Sheets at December 31, 2011, and December 31, 2010, and consist of the following (in thousands ):

	December 31,
	2011	2010
Assets of discontinued operations:
Property and equipment, net	$23	$36
Goodwill	-	178
Total assets	$23	$214

Liabilities of discontinued operations:
Current portion of capital lease	$-	$24
Total liabilities	$-	$24

The summarized statement of operations data for Adeona Clinical Laboratory for the years ended December 31, 2011 and December 31, 2010 are as follows (in thousands):

	December 31,
	2011	2010
Laboratory fees, net	$1,169	$551

Operating Costs and Expenses:
General and administrative	539	599
Cost of laboratory services	975	468
Impairment loss on goodwill	178	-
Total operating costs and expenses	1,692	1,067

Loss from discontinued operations	$(523)	$(516)